SENIOR CONVERTIBLE NOTES (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Nov. 30, 2004	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Nov. 09, 2004
Senior Notes								$ 125,000
Debt Instrument, Interest Rate, Effective Percentage			2.00%	2.00%				2.00%
Debt Instrument, Repurchased Face Amount		$ 353			$ 124,650	$ 124,650	$ 124,650	$ 1
Convertible Notes Payable, Noncurrent				$ 353
Debt Instrument, Maturity Date	Nov. 09, 2024
Rate Of Principal Amount In Redemption Price	100.00%
Rate Of Principal Amount In Repurchase Price	100.00%
Debt Instrument, Convertible, Conversion Ratio	53.4474
Debt Instrument, Convertible, Conversion Price								$ 18.71
Debt Instrument, Maturity Date Range, Start	Nov. 09, 2014
Debt Instrument, Maturity Date Range, End	Nov. 09, 2019